Debt - Summary of Major Components of Debt (Details 2) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note payable; discounted at 7.3% [Member]
Debt Instrument [Line Items]
Debt interest rate	7.30%	7.30%	7.30%
Note payable; discounted at 8.5% [Member]
Debt Instrument [Line Items]
Debt interest rate	8.50%	8.50%	8.50%
Annual payment	$ 0.2	$ 0.2	$ 0.2
Term loans [Member]
Debt Instrument [Line Items]
Quarterly payment	$ 4.5	$ 4.5
Senior notes payable; interest at 8.25% [Member]
Debt Instrument [Line Items]
Debt interest rate	8.25%	8.25%	8.25%
LIBOR [Member] | Term loans [Member]
Debt Instrument [Line Items]
Reference rate	0.75%	0.75%	0.75%
Basis spread on variable rate	3.00%	3.75%	4.25%